<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 15, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC COM                  COM              01449J105     1392    45000 SH       SOLE                    45000
ART TECHNOLOGY GROUP           COM              04289L107      822   200000 SH       SOLE                   200000
ASCENT MEDIA CORP COM SER A    COM              043632108     2404    90000 SH       SOLE                    90000
BANK OF AMER CORP              COM              060505104     1310   100000 SH       SOLE                   100000
CITI TRENDS INC                COM              17306X102     1816    75000 SH       SOLE                    75000
COLDWATER CREEK INC COM        COM              193068103      632   120000 SH       SOLE                   120000
COST PLUS INC CALIF            COM              221485105      622   150000 SH       SOLE                   150000
DEXCOM INC COM                 COM              252131107     3635   275000 SH       SOLE                   275000
DIGIMARC CORP.                 COM              253807101     1676    71428 SH       SOLE                    71428
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1432    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1633    37500 SH       SOLE                    37500
DISH NETWORK                   COM              25470M109      768    40000 SH       SOLE                    40000
FOSSIL INC                     COM              349882100     3227    60000 SH       SOLE                    60000
HERTZ GLOBAL HLDS              COM              42805T105     2118   200000 SH       SOLE                   200000
HMS HOLDINGS                   COM              40425J101     1473    25000 SH       SOLE                    25000
HOWSTUFFWORKS II               COM              40431N203      440    70110 SH       SOLE                    70110
INTERCLICK INC COM NEW         COM              458483203     1045   258074 SH       SOLE                   258074
INTERVAL LEISURE GROUP COM     COM              46113M108     2290   170000 SH       SOLE                   170000
KIT DIGITAL INC COM NEW        COM              482470200     1499   125000 SH       SOLE                   125000
MAKO SURGICAL CORP COM         COM              560879108      958   100000 SH       SOLE                   100000
MAXYGEN                        COM              577776107     1735   299700 SH       SOLE                   299700
MGM RESORTS INTL               COM              552953101      451    40000 SH       SOLE                    40000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1439   124455 SH       SOLE                   124455
NFJ DIVID INT & PRM ST COM SHS COM              65337H109     5831   370000 SH       SOLE                   370000
NIC INC                        COM              62914B100     1658   200000 SH       SOLE                   200000
O2MICRO INTERNATIONAL          COM              67107W100     1375   225000 SH       SOLE                   225000
PENN NATL GAMING               COM              707569109     1184    40000 SH       SOLE                    40000
PF CHANG'S CHINA BISTRO        COM              69333Y108     3234    70000 SH       SOLE                    70000
QUALCOMM                       COM              747525103     1805    40000 SH       SOLE                    40000
REALPAGE INC COM               COM              75606N109     1501    78666 SH       SOLE                    78666
SALIX PHARMACEUTICALS COM      COM              795435106      794    20000 SH       SOLE                    20000
SAVIENT PHARMA INC COM         COM              80517Q100     2438   106600 SH       SOLE                   106600
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1612    40000 SH       SOLE                    40000
SCHWEITZER-MAUDUIT COM         COM              808541106     1749    30000 SH       SOLE                    30000
SHUTTERFLY INC COM             COM              82568P304     2600   100000 SH       SOLE                   100000
SOUFUN HLDGS LTD ADR           COM              836034108      228     3500 SH       SOLE                     3500
SPDR SERIES TRUST DJWS SCAP GR COM              78464A201     2150    23000 SH       SOLE                    23000
STAPLES                        COM              855030102     1046    50000 SH       SOLE                    50000
SYNOVIS LIFE TECH INC COM      COM              87162G105      897    60000 SH       SOLE                    60000
TEXAS ROADHOUSE INC            COM              882681109     1054    75000 SH       SOLE                    75000
TREE COM INC COM               COM              894675107      861   131680 SH       SOLE                   131680
URBAN OUTFITTERS               COM              917047102     1572    50000 SH       SOLE                    50000
US AUTO PARTS NETWORK INC      COM              90343C100     2118   258279 SH       SOLE                   258279
VANGUARD INDEX FDS SML CP GRW  COM              922908595     1670    25000 SH       SOLE                    25000
VISTAPRINT NV                  COM              N93540107      966    25000 SH       SOLE                    25000
WET SEAL CL A                  COM              961840105      915   270000 SH       SOLE                   270000
WMS INDUSTRIES                 COM              929297109     1028    27000 SH       SOLE                    27000
WORLD HEART CORP COM NO PAR    COM              980905400      857   389548 SH       SOLE                   389548